UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

PERMAL ALTERNATIVE SELECT FUND

FORM N-Q

JULY 31, 2015

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 35.7%
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 3.0%
American Axle & Manufacturing Holdings Inc.	4,124	$82,398	*
Compagnie Generale des Etablissements Michelin, Class B Shares	988	96,788
Faurecia	2,154	82,714
Goodyear Tire & Rubber Co.	6,633	199,852	(a)
Koito Manufacturing Co., Ltd.	3,000	118,006
Lear Corp.	915	95,224
Magna International Inc., Class A Shares	1,683	91,488

Total Auto Components		766,470

Automobiles - 0.2%
General Motors Co.	414	13,045
Motors Liquidation Co. GUC Trust	1,589	27,013
Tata Motors Ltd., ADR	14	415

Total Automobiles		40,473

Diversified Consumer Services - 0.5%
Service Corporation International	1,081	32,982
Sotheby’s	2,293	95,916

Total Diversified Consumer Services		128,898

Hotels, Restaurants & Leisure - 0.9%
Caesars Acquisition Co., Class A Shares	318	2,070	*
Caesars Entertainment Corp.	2,019	10,519	*
ClubCorp Holdings Inc.	622	14,505
Hilton Worldwide Holdings Inc.	177	4,752	*
Intrawest Resorts Holdings Inc.	127	1,266	*
MGM Resorts International	2,411	47,304	*
OPAP SA	1,913	13,609	(b)
Pinnacle Entertainment Inc.	212	8,162	*
Starwood Hotels & Resorts Worldwide Inc.	499	39,651
Wynn Resorts Ltd.	900	92,907

Total Hotels, Restaurants & Leisure		234,745

Internet & Catalog Retail - 1.9%
Netflix Inc.	4,400	502,964	*(c)

Media - 0.4%
Clear Channel Outdoor Holdings Inc., Class A Shares	3,489	33,704
Comcast Corp., Class A Shares	513	32,016
Time Warner Cable Inc.	235	44,652

Total Media		110,372

Specialty Retail - 2.7%
Container Store Group Inc.	11,600	210,888	*(c)
Office Depot Inc.	5,794	46,352	*
Restoration Hardware Holdings Inc.	1,650	167,409	*
Tiffany & Co.	1,900	181,830
Urban Outfitters Inc.	2,200	71,764	*(c)
Vitamin Shoppe Inc.	803	29,518	*

Total Specialty Retail		707,761

Textiles, Apparel & Luxury Goods - 1.1%
Michael Kors Holdings Ltd.	6,700	281,333	*(c)

TOTAL CONSUMER DISCRETIONARY		2,773,016

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Baker Hughes Inc.	14	$814
Schlumberger Ltd.	600	49,692

Total Energy Equipment & Services		50,506

Oil, Gas & Consumable Fuels - 0.5%
Antero Resources Corp.	2,700	74,277	*
DHT Holdings Inc.	259	2,059
Golar LNG Ltd.	1,100	47,377
Tanker Investments Ltd.	269	3,474	*

Total Oil, Gas & Consumable Fuels		127,187

TOTAL ENERGY		177,693

EXCHANGE-TRADED FUNDS - 0.2%
Market Vectors ETF Trust-Gold Miners ETF	2,700	37,125

FINANCIALS - 2.3%
Banks - 0.1%
ICICI Bank Ltd., ADR	1,396	14,058

Capital Markets - 0.9%
Apollo Global Management LLC, Class A Shares	4,779	98,304
Blackstone Group LP	835	32,774
Fortress Investment Group LLC, Class A Shares	9,231	63,140	(a)
Och-Ziff Capital Management Group LLC	2,824	32,730

Total Capital Markets		226,948

Consumer Finance - 0.1%
Santander Consumer USA Holdings Inc.	1,259	30,442	*

Diversified Financial Services - 0.4%
WL Ross Holding Corp.	10,000	102,100	*

Insurance - 0.1%
Ambac Financial Group Inc.	1,225	19,649	*

Real Estate Investment Trusts (REITs) - 0.7%
Campus Crest Communities Inc.	31,899	181,824
HCP Inc.	478	18,470

Total Real Estate Investment Trusts (REITs)		200,294

Real Estate Management & Development - 0.0%
Hispania Activos Inmobiliarios SA	726	11,083	*

TOTAL FINANCIALS		604,574

HEALTH CARE - 7.3%
Biotechnology - 1.0%
Dynavax Technologies Corp.	2,400	70,584	*
Gilead Sciences Inc.	354	41,722
Sage Therapeutics Inc.	1,500	102,540	*
Sangamo BioSciences Inc.	3,100	28,365	*
Vertex Pharmaceuticals Inc.	175	23,625	*

Total Biotechnology		266,836

Health Care Equipment & Supplies - 0.7%
Medtronic PLC	627	49,151
Spectranetics Corp.	2,700	46,170	*
Wright Medical Group Inc.	3,300	85,272	*

Total Health Care Equipment & Supplies		180,593

Health Care Providers & Services - 1.8%
Brookdale Senior Living Inc.	8,725	289,059	*
Kindred Healthcare Inc.	4,000	82,520
McKesson Corp.	450	99,257

Total Health Care Providers & Services		470,836

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Pharmaceuticals - 3.8%
Allergan PLC	950	$314,592	*(c)
GlaxoSmithKline PLC, ADR	1,500	65,160
Mylan NV	136	7,615	*
Perrigo Co. PLC	160	30,752
Pfizer Inc.	1,111	40,063
Shire PLC, ADR	800	213,448
Teva Pharmaceutical Industries Ltd., ADR	4,250	293,335

Total Pharmaceuticals		964,965

TOTAL HEALTH CARE		1,883,230

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.7%
Airbus Group SE	202	14,331
Triumph Group Inc.	3,182	171,351	(a)

Total Aerospace & Defense		185,682

Airlines - 0.7%
Virgin America Inc.	5,000	166,700	*

Building Products - 0.0%
Simpson Manufacturing Co. Inc.	171	6,125

Commercial Services & Supplies - 0.3%
De La Rue PLC	9,290	73,337

Electrical Equipment - 0.8%
SolarCity Corp.	3,328	193,024	*

Machinery - 0.9%
Kennametal Inc.	388	12,296
Kurita Water Industries Ltd.	3,800	83,122
Sulzer AG	777	79,766
Terex Corp.	2,998	66,436

Total Machinery		241,620

Trading Companies & Distributors - 1.0%
Air Lease Corp.	3,400	120,190
Rexel SA	916	14,441
WESCO International Inc.	2,130	130,697	*(a)

Total Trading Companies & Distributors		265,328

TOTAL INDUSTRIALS		1,131,816

INFORMATION TECHNOLOGY - 6.9%
Electronic Equipment, Instruments & Components - 0.8%
Anixter International Inc.	1,292	85,543	*
CDW Corp.	118	4,240
Ingram Micro Inc., Class A Shares	4,826	131,412	*

Total Electronic Equipment, Instruments & Components		221,195

Internet Software & Services - 2.9%
Cornerstone OnDemand Inc.	4,900	176,694	*
Cvent Inc.	2,200	59,224	*
LinkedIn Corp., Class A Shares	850	172,771	*
Xactly Corp.	2,100	15,330	*
Yahoo! Inc.	1,691	62,009	*
Yelp Inc.	9,700	256,080	*(c)

Total Internet Software & Services		742,108

IT Services - 0.8%
AtoS	1,559	118,688
ITOCHU Techno-Solutions Corp.	3,700	86,488

Total IT Services		205,176

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp., Class A Shares		209	$10,577
JinkoSolar Holding Co., Ltd., ADR		277	6,609	*
SunEdison Inc.		1,360	31,661	*

Total Semiconductors & Semiconductor Equipment			48,847

Software - 2.2%
Autodesk Inc.		1,800	91,044	*
CDK Global Inc.		1,868	96,464
Informatica Corp.		200	9,704	*
MicroStrategy Inc., Class A Shares		1,300	265,005	*(c)
Solarwinds Inc.		2,500	99,725	*

Total Software			561,942

TOTAL INFORMATION TECHNOLOGY			1,779,268

MATERIALS - 2.7%
Chemicals - 1.7%
Arkema		1,223	95,337
FMC Corp.		4,764	231,245	(a)
Kuraray Co., Ltd.		8,700	102,630

Total Chemicals			429,212

Containers & Packaging - 0.9%
Owens-Illinois Inc.		11,415	243,710	*(a)

Metals & Mining - 0.1%
Barrick Gold Corp.		1,050	7,413
Freeport-McMoRan Inc.		707	8,307

Total Metals & Mining			15,720

TOTAL MATERIALS			688,642

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SAU		1,071	17,749	*(d)
Hellenic Telecommunications Organization SA		1,095	8,179	(b)

Total Diversified Telecommunication Services			25,928

Wireless Telecommunication Services - 0.1%
China Mobile Ltd., ADR		351	22,815

TOTAL TELECOMMUNICATION SERVICES			48,743

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Terraform Global Inc., Class A Shares		215	3,010
TerraForm Power Inc., Class A Shares		1,100	33,176
Vivint Solar Inc.		3,425	52,266	*

TOTAL UTILITIES			88,452

TOTAL COMMON STOCKS (Cost - $9,296,351)			9,212,559

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. (Cost-$50,000)	5.500%	500	50,735

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
Campus Crest Communities Inc.	8.000%	1,260	30,341

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.570%	103	417	*
Federal Home Loan Mortgage Corp. (FHLMC)	5.900%	99	396	*
Federal National Mortgage Association (FNMA)	0.000%	207	847	*(e)

Total Thrifts & Mortgage Finance			1,660

TOTAL PREFERRED STOCKS (Cost - $32,065)			32,001

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY			UNITS	VALUE
STATUTORY TRUST CERTIFICATES - 0.1%
Rescap Liquidating Trust (Cost - $27,609)			2,666	$25,487

	RATE	MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 1.8%
FINANCIALS - 0.5%
Real Estate Investment Trusts (REITs) - 0.5%
Starwood Waypoint Residential Trust, Senior Bonds	3.000%	7/1/19	120,000	113,175
Starwood Waypoint Residential Trust, Senior Notes	4.500%	10/15/17	10,000	10,050	(d)

TOTAL FINANCIALS				123,225

INDUSTRIALS - 1.3%
Electrical Equipment - 1.3%
SolarCity Corp., Senior Notes	2.750%	11/1/18	5,000	5,694
SolarCity Corp., Senior Notes	1.625%	11/1/19	325,000	316,875	(a)(d)

TOTAL INDUSTRIALS				322,569

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SunEdison Inc., Senior Notes	2.375%	4/15/22	5,000	5,631	(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $450,684)				451,425

CORPORATE BONDS & NOTES - 13.0%
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment Operating Co. Inc., Secured Bonds	10.000%	12/15/18	4,967	1,565	*(f)
Caesars Entertainment Operating Co. Inc., Secured Notes	10.000%	12/15/18	325,000	102,375	*(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	245,000	203,350	*(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	8.500%	2/15/20	5,000	4,175	*(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	205,000	170,150	*(f)

Total Hotels, Restaurants & Leisure				481,615

Media - 2.3%
iHeartCommunications Inc., Senior Secured Notes	9.000%	3/1/21	15,000	13,631
iHeartCommunications Inc., Senior Secured Notes	11.250%	3/1/21	85,000	81,494
iHeartCommunications Inc., Senior Secured Notes	9.000%	9/15/22	185,000	166,616	(a)
iHeartCommunications Inc., Senior Secured Notes	10.625%	3/15/23	20,000	18,800	(d)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	200,000	203,890	(d)
Radio One Inc., Senior Secured Notes	7.375%	4/15/22	70,000	68,687	(d)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	5,000	5,472
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	20,000	20,484
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	10,000	10,406
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	5,000	6,127

Total Media				595,607

Specialty Retail - 0.7%
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	85,000	77,563	(d)
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	100,000	104,500	(d)

Total Specialty Retail				182,063

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.7%
Boardriders SA, Senior Notes	8.875%	12/15/17	100,000	EUR	$96,459	(g)
Quiksilver Inc./QS Wholesale Inc., Senior Secured Notes	7.875%	8/1/18	105,000		89,250	(d)

Total Textiles, Apparel & Luxury Goods					185,709

TOTAL CONSUMER DISCRETIONARY					1,444,994

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
New Albertsons Inc., Senior Bonds	7.750%	6/15/26	10,000		9,850
New Albertsons Inc., Senior Bonds	7.450%	8/1/29	40,000		39,700
New Albertsons Inc., Senior Bonds	8.700%	5/1/30	10,000		10,350
New Albertsons Inc., Senior Bonds	8.000%	5/1/31	165,000		166,650
New Albertsons Inc., Senior Notes	7.110%	7/22/27	60,000		53,775
New Albertsons Inc., Senior Notes	7.150%	7/23/27	5,000		4,259
New Albertsons Inc., Senior Notes	6.570%	2/23/28	210,000		179,813
New Albertsons Inc., Senior Notes	6.520%	4/10/28	40,000		33,650

TOTAL CONSUMER STAPLES					498,047

FINANCIALS - 1.9%
Capital Markets - 1.0%
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	345,000		37,087	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	70,000		7,437	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	100,000		10,625	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	200,000		16,861	*(b)
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	100,000		10,875	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	57,000		6,056	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	50,000		5,313	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	124,000		13,175	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	50,000		5,313	*
Lehman Brothers Holdings Inc., Senior Notes	7.875%	5/8/18	700,000	GBP	139,377	*(f)

Total Capital Markets					252,119

Insurance - 0.9%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	221,329		239,036	*(d)(f)

TOTAL FINANCIALS					491,155

INDUSTRIALS - 1.1%
Aerospace & Defense - 1.1%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	380,000		290,700

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Project Homestake Merger Corp., Senior Notes	8.875%	3/1/23	5,000		4,713	(d)

MATERIALS - 2.2%
Metals & Mining - 2.2%
Consolidated Minerals Ltd., Senior Secured Notes	8.000%	5/15/20	200,000		155,000	(d)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	220,000		163,900	(d)
HudBay Minerals Inc., Senior Notes	9.500%	10/1/20	180,000		177,300	(a)
Thompson Creek Metals Co. Inc., Senior Notes	7.375%	6/1/18	90,000		65,925
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	10,000		7,537

TOTAL MATERIALS					569,662

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Intelsat Luxembourg SA, Senior Bonds	6.750%	6/1/18	70,000	$65,712

TOTAL CORPORATE BONDS & NOTES (Cost - $3,592,116)				3,364,983

MUNICIPAL BONDS - 1.3%
Puerto Rico - 1.3%
Puerto Rico Commonwealth, GO, Public Improvement	5.125%	7/1/37	15,000	9,300	(h)
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/33	35,000	21,613	(h)
Puerto Rico Public Buildings Authority Revenue, GTD Commonwealth, Qualified Zone Academy Bonds - Direct Payment	5.600%	7/1/30	350,000	211,312	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/37	95,000	52,962	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/38	5,000	2,788	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	25,000	15,188	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/36	10,000	5,575	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/38	30,000	16,725	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/39	10,000	5,575	(h)

TOTAL MUNICIPAL BONDS (Cost - $405,729)				341,038

			CONTRACTS
PURCHASED OPTIONS - 1.0%
Allergan PLC, Call @ $270.00		1/15/16	2	13,280
Concho Resources Inc., Call @ $95.00		1/15/16	11	19,965
Ebay Inc., Call @ $60.00		1/15/16	26	22,100
Euro/U.S. Dollar, Put @ $1.07		10/19/15	429,000	4,436
Golar LNG Ltd., Call @ $60.00		1/15/16	8	1,260
Google Inc., Call @ $500.00		1/15/16	3	50,550
MasterCard Inc., Call @ $72.00		1/15/16	16	41,760
Michael Kors Holdings Ltd., Call @ $60.00		1/20/17	22	5,060
Restoration Hardware Holdings Inc., Call @ $105.00		1/15/17	4	6,180
Schlumberger Ltd., Call @ $115.00		1/15/16	7	108
Starbucks Corp., Call @ $36.25		1/15/16	34	72,845
Tiffany & Co., Call @ $87.50		1/15/16	9	10,260
Tiffany & Co., Call @ $95.00		1/20/17	13	15,405
Yelp Inc., Call @ $65.00		8/21/15	35	88

TOTAL PURCHASED OPTIONS (Cost - $136,548)				263,297

			WARRANTS
WARRANTS - 0.0%
WL Ross Holding Corp. (Cost - $7,860)		6/11/19	10,000	8,400	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $13,998,962)				13,749,925

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 23.5%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class	0.000%	5,130,936	$5,130,936
State Street Institutional Investment Trust Treasury Plus Fund, Premier Class	0.000%	659,732	659,732
State Street Institutional Liquid Reserves Fund, Premier Class	0.118%	287,417	287,417

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,078,085)			6,078,085

TOTAL INVESTMENTS - 76.7% (Cost - $20,077,047#)			19,828,010
Other Assets in Excess of Liabilities - 23.3%			6,015,345

TOTAL NET ASSETS - 100.0%			$25,843,355

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	All or a portion of this security is held by the custodian as collateral for open swap contracts.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	The coupon payment on these securities is currently in default as of July 31, 2015.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (5.7)% CONSUMER DISCRETIONARY - (0.4)%
Hotels, Restaurants & Leisure - (0.1)%
Chipotle Mexican Grill Inc.	(4)	$(2,969)*
Dominos Pizza Inc.	(41)	(4,667)
Dunkin’ Brands Group Inc.	(86)	(4,634)
Jack in the Box Inc.	(30)	(2,850)
Panera Bread Co., Class A Shares	(14)	(2,858)*
Papa John’s International Inc.	(30)	(2,267)
Restaurant Brands International Inc.	(23)	(994)
Starbucks Corp.	(89)	(5,156)
Texas Roadhouse Inc., Class A Shares	(140)	(5,515)

Total Hotels, Restaurants & Leisure		(31,910)

Multiline Retail - (0.1)%
Burlington Stores Inc.	(86)	(4,733)*
J.C. Penney Co. Inc.	(528)	(4,351)*
Target Corp.	(69)	(5,648)

Total Multiline Retail		(14,732)

Specialty Retail - (0.2)%
Five Below Inc.	(158)	(5,825)*
Michaels Cos. Inc.	(67)	(1,698)*
Restoration Hardware Holdings Inc.	(59)	(5,986)*
Ross Stores Inc.	(74)	(3,934)
Staples Inc.	(1,265)	(18,608)
TJX Cos. Inc.	(84)	(5,865)

Total Specialty Retail		(41,916)

Textiles, Apparel & Luxury Goods - (0.0)%
V.F. Corp.	(54)	(4,163)

TOTAL CONSUMER DISCRETIONARY		(92,721)

CONSUMER STAPLES - (0.0)%
Food & Staples Retailing - (0.0)%
Kroger Co.	(150)	(5,886)

ENERGY - (0.0)%
Energy Equipment & Services - (0.0)%
Halliburton Co.	(15)	(627)

EXCHANGE-TRADED FUNDS - (4.7)%
iShares Trust - iShares MSCI Japan Index Fund	(15,059)	(194,713)
SPDR S&P 500 ETF Trust	(1,359)	(286,069)
SPDR S&P Midcap 400 ETF Trust	(1,026)	(280,601)
The Select Sector SPDR Trust - The Energy Select Sector SPDR Fund	(2,820)	(195,652)
Vanguard FTSE Europe ETF	(4,584)	(254,045)

TOTAL EXCHANGE-TRADED FUNDS		(1,211,080)

FINANCIALS - (0.0)%
Real Estate Investment Trusts (REITs) - (0.0)%
Starwood Waypoint Residential Trust	(393)	(9,621)

INDUSTRIALS - (0.4)%
Electrical Equipment - (0.4)%
SolarCity Corp.	(1,606)	(93,148)*

INFORMATION TECHNOLOGY - (0.2)%
Internet Software & Services - (0.2)%
Alibaba Group Holding Ltd., ADR	(543)	(42,539)*

Semiconductors & Semiconductor Equipment - (0.0)%
Avago Technologies Ltd.	(40)	(5,005)

TOTAL INFORMATION TECHNOLOGY		(47,544)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(1,509,933))		(1,460,627)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT FUND

Consolidated schedule of investments (unaudited) (cont’d)	July 31, 2015

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Concho Resources Inc., Call	1/15/16	$115.00	11	$7,975
Concho Resources Inc., Put	1/15/16	70.00	11	1,458
Ebay Inc., Call	1/15/16	70.00	26	6,916
Ebay Inc., Put	1/15/16	50.00	26	910
Euro/U.S. Dollar, Put	10/19/15	1.05	644,000	3,152
Golar LNG Ltd., Put	1/15/16	40.00	23	11,615
Google Inc., Call	1/15/16	575.00	3	29,100
Google Inc., Put	1/15/16	450.00	3	352
L Brands Inc., Put	1/15/16	44.50	17	170
Mastercard Inc., Call	1/15/16	82.00	16	26,160
Mastercard Inc., Put	1/15/16	62.00	16	320
Restoration Hardware Holdings Inc., Call	1/20/17	125.00	4	3,440
Restoration Hardware Holdings Inc., Put	1/20/17	75.00	6	2,970
Schlumberger Ltd., Put	1/15/16	85.00	7	4,697
Starbucks Corp., Call	1/15/16	41.25	34	55,930
Starbucks Corp., Put	1/15/16	30.00	34	136
Tiffany & Co., Call	1/15/16	100.00	9	4,095
Tiffany & Co., Call	1/20/17	115.00	13	6,370
Tiffany & Co., Put	1/15/16	75.00	9	1,044
Tiffany & Co., Put	1/20/17	65.00	13	3,185
Wynn Resorts Ltd., Put	1/15/16	100.00	12	10,740
Yelp Inc., Put	1/15/16	50.00	11	25,916

TOTAL WRITTEN OPTIONS (Premiums received - $141,821)				$206,651

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to consolidated schedule of investments (unaudited)

1. Organization and significant accounting policies

Permal Alternative Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Fund’s manager, Permal Asset Management LLC (“Permal”), through which the Fund will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. Permal may also manage Fund assets directly.

The Fund’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Fund. The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Alternative Select Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to consolidated schedule of investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$2,759,407	$13,609	—	$2,773,016
Telecommunication services	40,564	8,179	—	48,743
Other common stocks	6,390,800	—	—	6,390,800
Convertible preferred stocks	50,735	—	—	50,735
Preferred stocks	32,001	—	—	32,001
Statutory trust certificates	25,487	—	—	25,487
Convertible bonds & notes	—	451,425	—	451,425
Corporate bonds & notes	—	3,364,983	—	3,364,983
Municipal bonds	—	341,038	—	341,038
Purchased options	94,323	168,974	—	263,297
Warrants	—	8,400	—	8,400

Total long-term investments	$9,393,317	$4,356,608	—	$13,749,925

Short-term investments†	6,078,085	—	—	6,078,085

Total investments	$15,471,402	$4,356,608	—	$19,828,010

Other financial instruments:
Futures contracts	$55,982	—	—	$55,982
Forward foreign currency contracts	—	$41,849	—	41,849
OTC total return swaps‡	—	15,341	—	15,341

Total other financial instruments	$55,982	$57,190	—	$113,172

Total	$15,527,384	$4,413,798	—	$19,941,182

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Securities sold short	$1,460,627	—	—	$1,460,627
Written options	107,884	$98,767	—	206,651
Futures contracts	11,960	—	—	11,960
Forward foreign currency contracts	—	69,819	—	69,819
OTC total return swaps‡	—	153,426	—	153,426

Total	$1,580,471	$322,012	—	$1,902,483

†	See Consolidated Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to consolidated schedule of investments (unaudited) (continued)

For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2015, securities valued at $689,200 were transferred from Level 2 to Level 1 within the fair value hierarchy.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,085,807
Gross unrealized depreciation	(1,334,844)

Net unrealized depreciation	$(249,037)

At July 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Bankers Acceptance	8	6/16	$1,515,645	$1,519,364	$3,719
3-Month Euribor	16	12/17	4,379,913	4,383,997	4,084
90-Day Eurodollar	15	12/17	3,677,619	3,678,750	1,131
90-Day Sterling	5	6/17	960,634	960,806	172
CAC 40 10 Euro Index	1	8/15	55,165	55,835	670
E-Mini NASDAQ 100 Index	3	9/15	270,890	275,100	4,210
E-mini Nikkei 225 Index	37	9/15	607,920	614,104	6,184
E-mini S&P 500 Index	5	9/15	523,844	524,600	756
Euro Stoxx 50	6	9/15	237,131	237,090	(41)
LME Price Aluminum	3	9/15	128,176	120,338	(7,838)
LME Price Aluminum	1	10/15	42,804	40,538	(2,266)
Topix Index	2	9/15	267,942	267,882	(60)
U.S. Treasury Long-Term Bonds	1	9/15	154,626	155,937	1,311
U.S. Treasury Ultra Long-Term Bonds	1	9/15	160,063	159,531	(532)

					11,500

Contracts to Sell:
Brent Crude	3	8/15	169,196	156,630	12,566
CBOE Volatility Index	1	9/15	15,249	15,325	(76)
E-mini S&P 500 Index	1	9/15	103,773	104,920	(1,147)
Gold 100 Ounce	1	12/15	109,748	109,510	238
LME Price Aluminum	3	9/15	126,263	120,337	5,926
LME Price Aluminum	2	10/15	84,428	81,075	3,353
Low Sulphur Gasoil	2	9/15	100,623	98,500	2,123
Natural Gas	1	8/15	28,708	27,160	1,548
NY Harb ULSD	1	8/15	67,988	66,734	1,254
Silver	1	9/15	74,298	73,725	573
Sugar No. 11	1	9/15	13,214	12,477	737
WTI Crude	2	8/15	99,667	94,240	5,427

					32,522

Net unrealized appreciation on open futures contracts					$44,022

Notes to consolidated schedule of investments (unaudited) (continued)

At July 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	51,460	NZD	60,000	Deutsche Bank AG	8/6/15	$(253)
CAD	154,037	NZD	180,000	Deutsche Bank AG	8/6/15	(1,022)
CAD	206,968	NZD	240,000	Deutsche Bank AG	8/6/15	(150)
CAD	287,866	USD	221,900	Deutsche Bank AG	8/6/15	(1,797)
CAD	239,654	USD	184,900	Deutsche Bank AG	8/6/15	(1,660)
CAD	239,544	USD	184,900	Deutsche Bank AG	8/6/15	(1,745)
CAD	238,421	USD	184,900	Deutsche Bank AG	8/6/15	(2,603)
CAD	159,729	USD	123,200	Deutsche Bank AG	8/6/15	(1,071)
CAD	175,563	USD	135,600	Deutsche Bank AG	8/6/15	(1,364)
EUR	123,000	USD	133,813	Deutsche Bank AG	8/6/15	1,275
EUR	136,000	USD	148,213	Deutsche Bank AG	8/6/15	1,153
EUR	259,000	USD	287,000	Deutsche Bank AG	8/6/15	(2,547)
EUR	120,000	USD	133,305	Deutsche Bank AG	8/6/15	(1,512)
EUR	120,000	USD	132,543	Deutsche Bank AG	8/6/15	(750)
EUR	156,000	USD	173,305	Deutsche Bank AG	8/6/15	(1,974)
JPY	22,976,599	USD	184,900	Deutsche Bank AG	8/6/15	496
JPY	22,805,004	USD	184,600	Deutsche Bank AG	8/6/15	(589)
NZD	120,000	CAD	102,902	Deutsche Bank AG	8/6/15	520
NZD	120,000	CAD	103,700	Deutsche Bank AG	8/6/15	(91)
NZD	120,000	CAD	103,392	Deutsche Bank AG	8/6/15	145
NZD	120,000	CAD	103,396	Deutsche Bank AG	8/6/15	142
NZD	120,000	CAD	103,630	Deutsche Bank AG	8/6/15	(36)
NZD	120,000	CAD	103,187	Deutsche Bank AG	8/6/15	302
USD	1,170,900	CAD	1,521,329	Deutsche Bank AG	8/6/15	7,689
USD	561,298	EUR	518,000	Deutsche Bank AG	8/6/15	(7,610)
USD	132,127	EUR	120,000	Deutsche Bank AG	8/6/15	333
USD	92,255	EUR	84,000	Deutsche Bank AG	8/6/15	(1)
USD	131,716	EUR	120,000	Deutsche Bank AG	8/6/15	(77)
USD	131,116	EUR	120,000	Deutsche Bank AG	8/6/15	(677)
USD	118,220	EUR	108,000	Deutsche Bank AG	8/6/15	(394)
USD	130,665	EUR	119,000	Deutsche Bank AG	8/6/15	(30)
USD	184,900	JPY	23,007,107	Deutsche Bank AG	8/6/15	(742)
USD	184,900	JPY	22,993,406	Deutsche Bank AG	8/6/15	(631)
USD	184,200	JPY	22,827,943	Deutsche Bank AG	8/6/15	4
AUD	40,000	JPY	3,664,972	Deutsche Bank AG	8/7/15	(338)
AUD	100,000	USD	74,078	Deutsche Bank AG	8/7/15	(991)
AUD	10,000	USD	7,298	Deutsche Bank AG	8/7/15	11
CAD	30,000	USD	22,997	Deutsche Bank AG	8/7/15	(59)
CAD	20,000	USD	15,362	Deutsche Bank AG	8/7/15	(70)
EUR	120,000	USD	130,827	Deutsche Bank AG	8/7/15	968
EUR	120,000	USD	131,808	Deutsche Bank AG	8/7/15	(14)
EUR	40,000	USD	43,860	Deutsche Bank AG	8/7/15	72
EUR	300,000	USD	332,662	Deutsche Bank AG	8/7/15	(3,175)
EUR	30,000	USD	33,108	Deutsche Bank AG	8/7/15	(159)
EUR	280,000	USD	310,431	Deutsche Bank AG	8/7/15	(2,910)
GBP	10,000	USD	15,549	Deutsche Bank AG	8/7/15	67
GBP	230,000	USD	358,287	Deutsche Bank AG	8/7/15	885
GBP	10,000	USD	15,549	Deutsche Bank AG	8/7/15	68
GBP	20,000	USD	31,248	Deutsche Bank AG	8/7/15	(16)
GBP	10,000	USD	15,546	Deutsche Bank AG	8/7/15	70
GBP	20,000	USD	31,177	Deutsche Bank AG	8/7/15	55
GBP	20,000	USD	31,359	Deutsche Bank AG	8/7/15	(127)
GBP	30,000	USD	46,872	Deutsche Bank AG	8/7/15	(24)
JPY	20,145,640	AUD	220,000	Deutsche Bank AG	8/7/15	1,763
JPY	3,656,316	AUD	40,000	Deutsche Bank AG	8/7/15	268

Notes to consolidated schedule of investments (unaudited) (continued)

JPY	5,424,752	AUD	60,000	Deutsche Bank AG	8/7/15	(80)
JPY	1,799,594	AUD	20,000	Deutsche Bank AG	8/7/15	(97)
JPY	12,350,000	USD	99,853	Deutsche Bank AG	8/7/15	(201)
JPY	2,180,000	USD	17,594	Deutsche Bank AG	8/7/15	(3)
JPY	13,510,000	USD	109,425	Deutsche Bank AG	8/7/15	(413)
JPY	11,410,000	USD	92,358	Deutsche Bank AG	8/7/15	(291)
JPY	4,700,000	USD	38,075	Deutsche Bank AG	8/7/15	(151)
MXN	110,000	USD	6,841	Deutsche Bank AG	8/7/15	(16)
MXN	150,000	USD	9,331	Deutsche Bank AG	8/7/15	(23)
MXN	160,000	USD	9,843	Deutsche Bank AG	8/7/15	85
MXN	130,000	USD	7,981	Deutsche Bank AG	8/7/15	85
MXN	90,000	USD	5,536	Deutsche Bank AG	8/7/15	49
MXN	140,000	USD	8,538	Deutsche Bank AG	8/7/15	149
MXN	900,000	USD	55,886	Deutsche Bank AG	8/7/15	(40)
NOK	100,000	USD	12,256	Deutsche Bank AG	8/7/15	(15)
NOK	20,000	USD	2,443	Deutsche Bank AG	8/7/15	5
NOK	50,000	USD	6,175	Deutsche Bank AG	8/7/15	(54)
NZD	10,000	USD	6,659	Deutsche Bank AG	8/7/15	(60)
NZD	10,000	USD	6,706	Deutsche Bank AG	8/7/15	(107)
PLN	10,000	USD	2,648	Deutsche Bank AG	8/7/15	2
PLN	10,000	USD	2,664	Deutsche Bank AG	8/7/15	(14)
PLN	20,000	USD	5,361	Deutsche Bank AG	8/7/15	(59)
PLN	10,000	USD	2,676	Deutsche Bank AG	8/7/15	(25)
PLN	10,000	USD	2,670	Deutsche Bank AG	8/7/15	(19)
SEK	60,000	USD	6,969	Deutsche Bank AG	8/7/15	(13)
SEK	40,000	USD	4,696	Deutsche Bank AG	8/7/15	(59)
SEK	70,000	USD	8,157	Deutsche Bank AG	8/7/15	(42)
SEK	80,000	USD	9,375	Deutsche Bank AG	8/7/15	(101)
USD	36,747	AUD	50,000	Deutsche Bank AG	8/7/15	203
USD	1,001,660	AUD	1,360,000	Deutsche Bank AG	8/7/15	7,677
USD	22,107	AUD	30,000	Deutsche Bank AG	8/7/15	181
USD	14,593	AUD	20,000	Deutsche Bank AG	8/7/15	(24)
USD	14,576	AUD	20,000	Deutsche Bank AG	8/7/15	(42)
USD	14,626	AUD	20,000	Deutsche Bank AG	8/7/15	9
USD	14,621	AUD	20,000	Deutsche Bank AG	8/7/15	3
USD	15,365	CAD	20,000	Deutsche Bank AG	8/7/15	73
USD	461,764	CAD	600,000	Deutsche Bank AG	8/7/15	3,006
USD	23,121	CAD	30,000	Deutsche Bank AG	8/7/15	184
USD	30,789	CAD	40,000	Deutsche Bank AG	8/7/15	205
USD	15,356	CAD	20,000	Deutsche Bank AG	8/7/15	64
USD	7,692	CAD	10,000	Deutsche Bank AG	8/7/15	46
USD	15,395	CAD	20,000	Deutsche Bank AG	8/7/15	103
USD	86,671	EUR	80,000	Deutsche Bank AG	8/7/15	(1,192)
USD	943,747	EUR	870,000	Deutsche Bank AG	8/7/15	(11,764)
USD	21,773	EUR	20,000	Deutsche Bank AG	8/7/15	(193)
USD	251,275	EUR	230,000	Deutsche Bank AG	8/7/15	(1,331)
USD	46,515	GBP	30,000	Deutsche Bank AG	8/7/15	(333)
USD	125,392	JPY	15,600,000	Deutsche Bank AG	8/7/15	(483)
USD	1,418,022	JPY	176,310,000	Deutsche Bank AG	8/7/15	(4,615)
USD	123,984	JPY	15,380,000	Deutsche Bank AG	8/7/15	(117)
USD	215,571	JPY	26,750,000	Deutsche Bank AG	8/7/15	(274)
USD	32,744	JPY	4,060,000	Deutsche Bank AG	8/7/15	(16)
USD	226,036	MXN	3,620,000	Deutsche Bank AG	8/7/15	1,414
USD	5,618	MXN	90,000	Deutsche Bank AG	8/7/15	34
USD	7,277	NOK	60,000	Deutsche Bank AG	8/7/15	(68)
USD	168,665	NOK	1,390,000	Deutsche Bank AG	8/7/15	(1,490)
USD	3,669	NOK	30,000	Deutsche Bank AG	8/7/15	(3)
USD	7,345	NOK	60,000	Deutsche Bank AG	8/7/15	1
USD	8,555	NOK	70,000	Deutsche Bank AG	8/7/15	(14)
USD	7,325	NOK	60,000	Deutsche Bank AG	8/7/15	(20)
USD	4,903	NOK	40,000	Deutsche Bank AG	8/7/15	7
USD	323,326	NZD	490,000	Deutsche Bank AG	8/7/15	(44)
USD	6,630	NZD	10,000	Deutsche Bank AG	8/7/15	30

Notes to consolidated schedule of investments (unaudited) (continued)

USD	6,585	NZD	10,000	Deutsche Bank AG	8/7/15	(15)
USD	2,626	PLN	10,000	Deutsche Bank AG	8/7/15	(24)
USD	18,473	PLN	70,000	Deutsche Bank AG	8/7/15	(82)
USD	2,637	PLN	10,000	Deutsche Bank AG	8/7/15	(14)
USD	2,316	SEK	20,000	Deutsche Bank AG	8/7/15	(2)
USD	82,151	SEK	710,000	Deutsche Bank AG	8/7/15	(155)
USD	4,654	SEK	40,000	Deutsche Bank AG	8/7/15	17
USD	3,495	SEK	30,000	Deutsche Bank AG	8/7/15	17
USD	4,653	SEK	40,000	Deutsche Bank AG	8/7/15	16
USD	6,979	SEK	60,000	Deutsche Bank AG	8/7/15	23
USD	4,620	SEK	40,000	Deutsche Bank AG	8/7/15	(17)
USD	14,792	TRY	40,000	Deutsche Bank AG	8/7/15	375
USD	11,132	TRY	30,000	Deutsche Bank AG	8/7/15	319
USD	11,086	TRY	30,000	Deutsche Bank AG	8/7/15	272
USD	7,346	TRY	20,000	Deutsche Bank AG	8/7/15	137
USD	10,978	TRY	30,000	Deutsche Bank AG	8/7/15	164
USD	10,909	TRY	30,000	Deutsche Bank AG	8/7/15	96
USD	7,207	TRY	20,000	Deutsche Bank AG	8/7/15	(2)
USD	7,232	TRY	20,000	Deutsche Bank AG	8/7/15	23
USD	10,845	TRY	30,000	Deutsche Bank AG	8/7/15	31
USD	3,589	TRY	10,000	Deutsche Bank AG	8/7/15	(16)
USD	2,401	ZAR	30,000	Deutsche Bank AG	8/7/15	30
USD	73,235	ZAR	910,000	Deutsche Bank AG	8/7/15	1,338
USD	4,022	ZAR	50,000	Deutsche Bank AG	8/7/15	72
USD	2,372	ZAR	30,000	Deutsche Bank AG	8/7/15	2
USD	3,973	ZAR	50,000	Deutsche Bank AG	8/7/15	23
USD	1,594	ZAR	20,000	Deutsche Bank AG	8/7/15	14
ZAR	90,000	USD	7,264	Deutsche Bank AG	8/7/15	(153)
ZAR	40,000	USD	3,161	Deutsche Bank AG	8/7/15	—
ZAR	130,000	USD	10,217	Deutsche Bank AG	8/7/15	54
USD	98,541	EUR	90,000	Credit Suisse International	8/24/15	(326)
USD	41,023	EUR	37,467	Credit Suisse International	8/24/15	(136)
BRL	30,000	USD	9,330	Deutsche Bank AG	9/16/15	(702)
BRL	10,000	USD	3,126	Deutsche Bank AG	9/16/15	(250)
BRL	30,000	USD	9,550	Deutsche Bank AG	9/16/15	(922)
BRL	20,000	USD	6,317	Deutsche Bank AG	9/16/15	(565)
BRL	30,000	USD	9,434	Deutsche Bank AG	9/16/15	(806)
BRL	20,000	USD	6,244	Deutsche Bank AG	9/16/15	(492)
BRL	20,000	USD	6,181	Deutsche Bank AG	9/16/15	(429)
BRL	40,000	USD	12,522	Deutsche Bank AG	9/16/15	(1,018)
BRL	20,000	USD	6,239	Deutsche Bank AG	9/16/15	(487)
BRL	10,000	USD	3,066	Deutsche Bank AG	9/16/15	(190)
INR	1,990,000	USD	30,715	Deutsche Bank AG	9/16/15	69
INR	1,710,000	USD	26,444	Deutsche Bank AG	9/16/15	8
INR	1,760,000	USD	27,351	Deutsche Bank AG	9/16/15	(125)
INR	610,000	USD	9,469	Deutsche Bank AG	9/16/15	(33)
INR	340,000	USD	5,270	Deutsche Bank AG	9/16/15	(11)
INR	730,000	USD	11,339	Deutsche Bank AG	9/16/15	(46)
INR	390,000	USD	6,057	Deutsche Bank AG	9/16/15	(24)
INR	790,000	USD	12,251	Deutsche Bank AG	9/16/15	(30)
INR	810,000	USD	12,575	Deutsche Bank AG	9/16/15	(45)
INR	1,130,000	USD	17,644	Deutsche Bank AG	9/16/15	(164)
INR	750,000	USD	11,666	Deutsche Bank AG	9/16/15	(64)
INR	1,840,000	USD	28,737	Deutsche Bank AG	9/16/15	(273)
INR	120,000	USD	1,873	Deutsche Bank AG	9/16/15	(17)
INR	720,000	USD	11,255	Deutsche Bank AG	9/16/15	(117)
INR	450,000	USD	7,030	Deutsche Bank AG	9/16/15	(69)
INR	820,000	USD	12,827	Deutsche Bank AG	9/16/15	(142)
INR	120,000	USD	1,876	Deutsche Bank AG	9/16/15	(19)
INR	320,000	USD	5,004	Deutsche Bank AG	9/16/15	(54)
INR	1,640,000	USD	25,603	Deutsche Bank AG	9/16/15	(234)
INR	520,000	USD	8,075	Deutsche Bank AG	9/16/15	(31)
USD	28,226	BRL	90,000	Deutsche Bank AG	9/16/15	2,343

Notes to consolidated schedule of investments (unaudited) (continued)

USD	12,237	BRL	40,000	Deutsche Bank AG	9/16/15	733
USD	6,245	BRL	20,000	Deutsche Bank AG	9/16/15	493
USD	3,150	BRL	10,000	Deutsche Bank AG	9/16/15	274
USD	12,440	BRL	40,000	Deutsche Bank AG	9/16/15	936
USD	6,193	BRL	20,000	Deutsche Bank AG	9/16/15	441
USD	3,125	BRL	10,000	Deutsche Bank AG	9/16/15	249
USD	6,211	BRL	20,000	Deutsche Bank AG	9/16/15	459
USD	3,081	BRL	10,000	Deutsche Bank AG	9/16/15	205
USD	3,022	BRL	10,000	Deutsche Bank AG	9/16/15	146
USD	3,061	BRL	10,000	Deutsche Bank AG	9/16/15	185
USD	6,199	BRL	20,000	Deutsche Bank AG	9/16/15	447
USD	15,221	BRL	50,000	Deutsche Bank AG	9/16/15	841
USD	3,072	BRL	10,000	Deutsche Bank AG	9/16/15	196
USD	5,907	BRL	20,000	Deutsche Bank AG	9/16/15	155
USD	2,916	BRL	10,000	Deutsche Bank AG	9/16/15	40
USD	2,934	BRL	10,000	Deutsche Bank AG	9/16/15	58
USD	2,916	BRL	10,000	Deutsche Bank AG	9/16/15	40
USD	14,018	INR	910,000	Deutsche Bank AG	9/16/15	(59)
USD	18,589	INR	1,210,000	Deutsche Bank AG	9/16/15	(128)
USD	10,124	INR	660,000	Deutsche Bank AG	9/16/15	(86)
USD	7,674	INR	500,000	Deutsche Bank AG	9/16/15	(61)
USD	4,604	INR	300,000	Deutsche Bank AG	9/16/15	(37)
USD	21,161	INR	1,370,000	Deutsche Bank AG	9/16/15	(32)
USD	2,954	INR	190,000	Deutsche Bank AG	9/16/15	15
USD	39,240	INR	2,520,000	Deutsche Bank AG	9/16/15	257
USD	25,995	INR	1,670,000	Deutsche Bank AG	9/16/15	161
USD	36,595	INR	2,360,000	Deutsche Bank AG	9/16/15	88
USD	32,830	INR	2,120,000	Deutsche Bank AG	9/16/15	35
USD	17,966	INR	1,160,000	Deutsche Bank AG	9/16/15	22
USD	13,952	INR	900,000	Deutsche Bank AG	9/16/15	29

Total						$(27,970)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Notes to consolidated schedule of investments (unaudited) (continued)

At July 31, 2015, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse Securities (Europe) Ltd.	69,040		6/20/16	1-Month LIBOR	MGM Resorts International†	—	$(2,214)
Credit Suisse Securities (Europe) Ltd.	102,828		6/20/16	1-Month LIBOR	Barrick Gold Corp.†	—	(39,535)
Credit Suisse Securities (Europe) Ltd.	53,141		2/5/16	1-Month LIBOR plus 30 basis points	Chimera Investment Corp.†	—	(6,026)
Credit Suisse Securities (Europe) Ltd.	6,404	GBP	8/13/15	1-Month LIBOR plus 35 basis points	Inmarsat PLC †	—	2,549
Credit Suisse Securities (Europe) Ltd.	10,092	EUR	8/10/16	1-Month LIBOR plus 30 basis points	Ryanair Holdings PLC†	—	2,765
Credit Suisse Securities (Europe) Ltd.	15,011	EUR	8/13/15	1-Month LIBOR plus 30 basis points	Vodafone Group PLC†	—	(680)
Credit Suisse Securities (Europe) Ltd.	70,001		6/20/16	1-Month LIBOR plus 30 basis points	Ally Financial Inc.†	—	495
Credit Suisse Securities (Europe) Ltd.	1,428		12/15/16	Yahoo Japan Corp.†	1-Month LIBOR plus 30 basis points	—	(357)
Credit Suisse Securities (Europe) Ltd.	170,646		6/20/16	1-Month LIBOR plus 30 basis points	Comcast Corp.†	—	9,532
Morgan Stanley Capital Services LLC	1,938,098		2/16/16	Apex R2 basket†‡	USD-Federal Funds-H.15	—	(104,614)

Total						—	$(138,085)

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

‡	Custom equity basket of securities intended to perform in correlation to the Russell 2000 Index.

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015